A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Unit Trust
The U.S. economy is exhibiting surprising strength despite the opposing forces that exist. The Asian crisis worsened during the first half of 1998 resulting in a decline in U.S. exports and an increase in inexpensive imports. This created a great deal of pressure on U.S. corporate earnings and resulted in an inventory build-up during the first quarter.

In contrast, we continue to experience the positive effects of low inflation and low nominal interest rates. Another favorable development has been the amazing strength in consumer spending right here at home. Consumers are benefiting from inexpensive imports, low inflation, low mortgage rates and the wealth effect of a rising stock market.

The stock market provided impressive returns during the first half of 1998, with the average equity fund earning most of this return during the first quarter. Second quarter returns were much more volatile as Asian concerns resurfaced. Large capitalization companies continued to dominate the market as investors searched for stability of earnings and liquidity.

Although bonds performed reasonably well in the first half of 1998, returns still lagged the performance of the S&P 500 Index by a wide margin. Treasury yields declined during the first half of the year with the biggest decrease occurring in the longer maturities. The thirty year treasury bond yielded 5.63% at the end of June, thirty basis points below the level at the beginning of the year.

As we enter the second half of 1998, commonly used valuation measures suggest that the stock market is expensive at current levels. It is expected that market volatility will continue through the remainder of 1998 as investors closely monitor economic and corporate earnings growth as well as the level of interest rates. Bond performance will be dependent on interest rate movements and the potential "flight to quality" in the event investors become concerned about the stock market.

                                                              /s/James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President

Indianapolis, Indiana
July 31, 1998
1
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                       AUL American Individual Unit Trust
                            STATEMENTS OF NET ASSETS
                                  June 30, 1998
                                   (unaudited)

                              Series Fund                             Fidelity
              ------------------------------------------------------  ---------
               Equity     Money Mkt    Bond     Managed   Tac. Asset  High Inc.

Assets:
Investments
 at value   $11,792,844  $5,123,070 $3,580,651 $9,492,471 $4,637,663 $6,133,556



Net Assets  $11,792,844  $5,123,070 $3,580,651 $9,492,471 $4,637,663 $6,133,556



Units
 outstanding  1,217,720   4,495,622    547,076  1,138,308    621,409    757,372



Accumulation
 Unit Value $       9.68 $     1.14 $     6.55 $     8.34 $     7.46 $     8.10

The accompanying notes are an integral part of the financial statements.
3

                       AUL American Individual Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                                           Fidelity
            --------------------------------------------------------------------
             Growth    Overseas   Asset Mgr   Index 500  Equity-Inc   Contrafund

Assets:
Investments
 at value $17,145,602 $2,183,972 $17,180,671 $29,198,857 $13,644,413 $15,678,325



Net Asset $17,145,602 $2,183,972 $17,180,671 $29,198,857 $13,644,413 $15,678,325



Units
outstanding 1,559,322    288,993   2,079,727   2,314,282   1,456,122   1,525,940



Accumulation
 Unit Value $   10.99 $     7.56 $      8.26 $     12.62 $      9.37 $     10.27

The accompanying notes are an integral part of the financial statements.
4

                       AUL American Individual Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                                                            T. Rowe
                American Century       Alger     Calvert     Price
              ---------------------  ---------  ---------  ---------
                VP Cap.      VP      American  Soc Mid-Cap
                Apprec.     Intl      Growth     Growth     Eqty Inc

Assets:
Investments
 at value    $1,838,508 $3,964,838 $21,488,561 $2,818,539 $25,693,849



Net Assets   $1,838,508 $3,964,838 $21,488,561 $2,818,539 $25,693,849



Units
 outstanding    313,261    448,674   2,039,242    291,906   2,689,341



Accumulation
 Unit Value  $     5.87 $     8.84 $     10.54 $     9.65 $      9.55

The accompanying notes are an integral part of the financial statements.
5

                       AUL American Individual Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                       PBHG
              ----------------------
                           Tech &
               Growth II    Comm.


Assets:
Investments
 at value     $1,101,644 $ 644,384



Net Assets    $1,101,644 $ 644,384



Units
 outstanding     188,806   111,835



Accumulation
 Unit Value   $     5.83 $    5.76


The accompanying notes are an integral part of the financial statements.
6

                       AUL American Individual Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                                        Series Fund
              -----------------------------------------------------------------
                      Equity             Money Market              Bond
              ---------------------  --------------------  --------------------
                1998        1997       1998        1997      1998       1997


Operations:
Dividend
 income      $    35,742 $   39,961 $  124,758 $   71,710 $   37,010 $   49,513
Mortality
 & expense
 charges          66,214     29,844     32,111     17,977     17,597     12,078

Net Investment Income
(Loss)           (30,472)    10,117     92,647     53,733     19,413     37,435


Gain (Loss) on Investments:
Net realized gain
 (loss)          189,310    101,617          0          0     (1,715)    (9,489)
Net change in
unrealized gain
 (loss)          667,783    629,624          0          0     73,180     15,647

Net Gain
 (Loss)          857,093    731,241          0          0     71,465      6,158


Increase (Decrease)
in Net Assets from
Oper.            826,621    741,358     92,647     53,733     90,878     43,593


Contract Owner Transactions:
Proceeds from units
 sold          2,392,791  1,873,943  6,492,179  3,411,553  2,534,253    457,213
Cost of units
 redeemed       (402,803)  (241,590)(6,554,121)(2,996,589)(1,411,338)  (355,278)

Increase
 (Decrease)    1,989,988  1,632,353    (61,942)   414,964  1,122,915    101,935


Net increase
 (decrease)    2,816,609  2,373,711     30,705    468,697  1,213,793    145,528
Net Assets,
 beginning     8,976,235  3,674,588  5,092,365  2,686,771  2,366,858  1,945,984

Net Assets,
 ending      $11,792,844 $6,048,299 $5,123,070 $3,155,468 $3,580,651 $2,091,512


Units sold       251,967    254,540  5,749,848  3,491,063    392,931     76,443
Units redeemed   (42,534)   (33,145)(5,803,630)(3,108,646)  (219,646)   (59,129)


Net increase
 (decrease)      209,433    221,395    (53,782)   382,417    173,285     17,314
Units outstanding,
 beginning     1,008,287    528,267  4,549,404  2,487,983    373,791    327,311

Units outstanding,
 ending        1,217,720    749,662  4,495,622  2,870,400    547,076    344,625


The accompanying notes are an integral part of the financial statements.
7

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                             Series Fund                         Fidelity
              -------------------------------------------  --------------------
                     Managed            Tactical Asset          High Income
              ---------------------  --------------------  --------------------
                 1998        1997      1998        1997      1998       1997


Operations:
Dividend
 income      $    58,220 $   65,547 $   25,685 $   16,182 $  511,093 $  176,695
Mortality & expense
charges           49,235     24,216     24,362     10,043     31,368     15,448

Net Investment Income
 (Loss)            8,985     41,331      1,323      6,139    479,725    161,247


Gain (Loss) on Investments:
Net realized gain
 (loss)          129,299     30,345     50,673      6,706     98,632     15,113
Net change in
unrealized gain
 (loss)          323,250    321,379    223,855     95,218   (398,300)       571

Net Gain
 (Loss)          452,549    351,724    274,528    101,924   (299,668)    15,684


Increase (Decrease)
in Net Assets from
Oper.            461,534    393,055    275,851    108,063    180,057    176,931


Contract Owner Transactions:
Proceeds from units
 sold          3,411,850    991,434  1,481,238  1,142,096  2,199,072    739,503
Cost of units
 redeemed       (559,455)  (182,417)  (288,173)   (45,991)  (732,364)  (144,207)

Increase
 (Decrease)    2,852,395    809,017  1,193,065  1,096,105  1,466,708    595,296


Net increase
 (decrease)    3,313,929  1,202,072  1,468,916  1,204,168  1,646,765    772,227
Net Assets,
 beginning     6,178,542  3,265,685  3,168,747    979,464  4,486,791  2,078,002

Net Assets,
 ending      $ 9,492,471 $4,467,757 $4,637,663 $2,183,632 $6,133,556 $2,850,229


Units sold       415,293    146,324    201,531    184,476    272,341    108,980
Units
 redeemed        (68,086)   (26,807)   (39,284)    (7,526)   (91,992)   (21,576)


Net increase
 (decrease)      347,207    119,517    162,247    176,950    180,349     87,404
Units outstanding,
 beginning       791,101    499,401    459,162    161,866    577,023    310,544

Units outstanding,
 ending        1,138,308    618,918    621,409    338,816    757,372    397,948


The accompanying notes are an integral part of the financial statements.
8

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                                          Fidelity
              -----------------------------------------------------------------
                      Growth               Overseas            Asset Manager
              -----------------------------------------------------------------
                 1998       1997        1998      1997        1998      1997


Operations:
Dividend
 income    $ 1,842,437  $  325,487 $  142,764 $   92,988  $1,572,246 $  763,196
Mortality
 & expense
 charges        93,132      59,614     12,770      7,480      88,999     44,251

Net Investment Income
(Loss)       1,749,305     265,873    129,994     85,508   1,483,247    718,945


Gain (Loss) on Investments
Net realized gain
 (loss)        217,926      79,419     61,218     28,046     110,917     43,304
Net change in
unrealized gain
 (loss)        546,761     914,664     82,667     76,072    (463,014)   (21,254)

Net Gain
 (Loss)        764,687     994,083    143,885    104,118    (352,097)    22,050


Increase (Decrease)
in Net Assets from
Operations   2,513,992   1,259,956    273,879    189,626   1,131,150    740,995


Contract Owner Transactions
Proceeds from units
 sold        2,614,661   1,850,737    608,602    361,356   4,935,799  1,923,761
Cost of units
 redeemed     (919,693)   (632,225)  (647,320)  (158,064)   (916,500)  (257,788)

Increase
 (Decrease)  1,694,968   1,218,512    (38,718)   203,292   4,019,299  1,665,973


Net increase
 (decrease)  4,208,960   2,478,468    235,161    392,918   5,150,449  2,406,968
Net Assets,
 beginning  12,936,642   8,613,807  1,948,811  1,062,338  12,030,222  5,991,767

Net Assets,
 ending    $17,145,602 $11,092,275 $2,183,972 $1,455,256 $17,180,671 $8,398,735


Units sold     258,891     241,773     83,418     57,398     611,938    290,906
Units
 redeemed      (92,611)    (85,417)   (91,620)   (24,601)   (113,850)   (39,089)


Net increase
 (decrease)    166,280     156,356     (8,202)    32,797    498,088     251,817
Units outstanding,
 beginning   1,393,042   1,131,117    297,195    178,474  1,581,639     938,555

Units outstanding,
 ending      1,559,322   1,287,473    288,993    211,271  2,079,727   1,190,372


The accompanying notes are an integral part of the financial statements
9
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                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                                          Fidelity
              -----------------------------------------------------------------
                      Index 500         Equity-Income           Contrafund
              ---------------------  --------------------  --------------------
                 1998        1997      1998       1997       1998       1997


Operations:
Dividend
 income  $   814,461 $   256,760 $   664,738 $   616,205 $   697,183 $  205,387
Mortality
 & expense
 charges     152,599      59,720      74,489      40,187      84,451     45,964

Net Investment Income
(Loss)       661,862     197,040     590,249     576,018     612,732    159,423


Gain (Loss) on Investments:
Net realized gain
 (loss)      748,173     117,295     247,731      72,142     341,981     89,758
Net change in
unrealized gain
 (loss)    2,255,443   1,490,447     217,450     319,560   1,041,449    563,656

Net Gain
 (Loss)    3,003,616   1,607,742     465,181     391,702   1,383,430    653,414


Increase (Decrease)
in Net Assets from
Operations 3,665,478   1,804,782   1,055,430     967,720   1,996,16   2 812,837


Contract Owner Transactions:
Proceeds from units
 sold      7,601,154   5,191,821   3,500,925   1,690,433   3,115,347  1,931,650
Cost of units
 redeemed (1,922,670)   (409,561) (1,036,927)   (710,871) (1,035,953)  (290,055)

Increase
(Decrease) 5,678,484   4,782,260   2,463,998     979,562   2,079,394  1,641,595


Net increase
(decrease) 9,343,962   6,587,042   3,519,428   1,947,282   4,075,556  2,454,432
Net Assets,
beginning 19,854,895   6,723,977  10,124,985   5,678,892  11,602,769  6,223,216

Net Assets,
 ending  $29,198,857 $13,311,019 $13,644,413  $7,626,174 $15,678,325 $8,677,648


Units sold   639,632     582,814     382,298     235,241     324,049    260,691
Units
 redeemed   (161,939)    (47,260)   (113,145)    (99,730)   (108,343)   (39,379)


Net increase
 (decrease)  477,693     535,554     269,153     135,511     215,706    221,312
Units outstanding,
 beginning 1,836,589     815,022   1,186,969     842,213   1,310,234    861,471

Units outstanding,
 ending    2,314,282   1,350,576   1,456,122     977,724   1,525,940  1,082,783


The accompanying notes are an integral part of the financial statements.
10
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                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                            American Century                      Alger
              -------------------------------------------  --------------------
                   VP Capital
                  Appreciation         VP International       American Growth
              ---------------------  --------------------  --------------------
                 1998       1997       1998        1997      1998       1997


Operations:
Dividend
 income     $   92,912 $   44,016 $  181,658 $   37,999 $ 3,072,584 $   102,249
Mortality
 & expense
 charges        11,664     12,910     19,603      7,867     108,267      61,624

Net Investment Income
(Loss)          81,248     31,106    162,055     30,132   2,964,317      40,625


Gain (Loss) on Investments:
Net realized gain
 (loss)        (72,325) ( 111,458)   124,686     54,161     369,136     110,748
Net change in
unrealized gain
 (loss)        (12,172)   (12,371)   345,831    142,614     811,763   1,317,454

Net Gain
 (Loss)        (84,497)  (123,829)   470,517    196,775   1,180,899   1,428,202


Increase (Decrease)
in Net Assets from
Operations      (3,249)   (92,723)   632,572    226,907   4,145,216   1,468,827


Contract Owner Transactions:
Proceeds from units
 sold        1,021,681    406,395  1,715,773    775,711   3,857,303   2,384,843
Cost of units
 redeemed   (1,010,297)  (502,993)(1,018,761)  (169,662) (1,102,233)   (522,016)

Increase
 (Decrease)     11,384    (96,598)   697,012    606,049   2,755,070   1,862,827


Net increase
 (decrease)      8,135   (189,321) 1,329,584    832,956   6,900,286   3,331,654
Net Assets,
 beginning   1,830,373  2,279,864  2,635,254    879,507  14,588,275   8,440,581

Net Assets,
 ending     $1,838,508 $2,090,543 $3,964,838 $1,712,463 $21,488,561 $11,772,235


Units sold     176,852     73,082    210,265    118,729     409,091     349,263
Units
 redeemed     (176,267)   (89,526)  (132,747)   (24,547)   (118,016)    (88,988)


Net increase
 (decrease)        585    (16,444)    77,518     94,182     291,075     260,275
Units outstanding,
 beginning     312,676    372,019    371,156    145,117   1,748,167   1,256,070

Units outstanding,
 ending        313,261    355,575    448,674    239,299   2,039,242   1,516,345


The accompanying notes are an integral part of the financial statements.
11

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                      Calvert          T. Rowe Price               PBHG
              ---------------------  --------------------  --------------------
              Social Mid-Cap Growth      Equity Income          Growth II
              ---------------------  --------------------  --------------------

                 1998        1997       1998       1997      1998      1997(1)


Operations:
Dividend
 income     $         0 $        0 $   297,688 $   186,397 $        0 $       0
Mortality
 & expense
 charges         13,899      8,417     144,309      63,125      5,241        81

Net Investment Income
(Loss)          (13,899)    (8,417)    153,379     123,272     (5,241)      (81)


Gain (Loss) on Investments:
Net realized gain
 (loss)          21,872     13,794     530,167     142,458    (15,286)    1,924
Net change in
unrealized gain
 (loss)         383,998    118,244     470,528   1,115,793    106,703     1,952

Net Gain
 (Loss)         405,870    132,038   1,000,695   1,258,251     91,417     3,876

Increase (Decrease)
in Net Assets from
Operations      391,971    123,621   1,154,074   1,381,523     86,176     3,795


Contract Owner Transactions:
Proceeds from units
 sold           693,876     90,822   6,186,889   4,331,854    815,969   182,526
Cost of units
 redeemed      (128,089)  (122,940) (1,764,158)   (469,983)  (322,133) (117,588)

Increase
 (Decrease)     565,787    (32,118)  4,422,731   3,861,871    493,836    64,938


Net increase
 (decrease)     957,758     91,503   5,576,805   5,243,394    580,012    68,733
Net Assets,
 beginning    1,860,781  1,332,507  20,117,044   7,681,960    521,632         0

Net Assets,
 ending     $ 2,818,539 $1,424,010 $25,693,849 $12,925,354 $1,101,644 $  68,733


Units sold       74,641     21,346     650,246     575,083    150,897    35,984
Units
 redeemed       (14,088)   (26,071)   (187,396)    (61,708)   (59,972)  (22,803)


Net increase
 (decrease)      60,553     (4,725)    462,850     513,375     90,925    13,181
Units outstanding,
 beginning      231,353    202,261   2,226,491   1,081,376     97,881         0

Units outstanding,
 ending         291,906    197,536   2,689,341   1,594,751    188,806    13,181


(1) for the period from May 1, 1997 to June 30, 1997

The accompanying notes are an integral part of the financial statements.
12

                       AUL American Individual Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES NET IN ASSETS
                 for the six months ended June 30, 1998 and 1997
                                   (unaudited)

                       PBHG
              ---------------------
                  Technology &
                 Communications
              ---------------------
                 1998      1997(1)


Operations:
Dividend
 Income      $         0 $        0
Mortality
 & Expense
 Charges           2,779         38

Net Investment Income
(Loss)            (2,779)       (38)


Gain (Loss) on Investments:
Net realized gain
 (loss)          (40,573)        13
Net change in
unrealized gain
 (loss)           91,131        958

Net Gain
 (Loss)           50,558        971


Increase (Decrease)
in Net Assets from
Operations        47,779        933


Contract Owner Transactions:
Proceeds from units
 sold            537,721     47,799
Cost of units
 redeemed       (346,582)      (530)

Increase
 (Decrease)      191,139     47,269


Net increase
 (decrease)      238,918     48,202
Net Assets,
 beginning       405,466          0

Net Assets,
 ending      $   644,384 $   48,202


Units Sold        98,325      9,473
Units
 Redeemed        (65,038)      (103)


Net Increase
 (Decrease)       33,287      9,370
Units outstanding,
 beginning        78,548          0

Units outstanding,
 ending          111,835      9,370


(1) for the period from May 1, 1997 to June 30, 1997

The accompanying notes are an integral part of the financial statements.
13
notes to financial statements

1. Summary of Significant Accounting Policies The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series
Fund), Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Acacia Capital Corporation (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

Security Valuation Transactions and Related Income
The market value of investments is based on the closing bid prices at June 30, 1998. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 1998 and 1997 were $1,033,087 and $520,884, respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.
AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the six months ended June 30, 1998 and 1997 were $75,517 and $47,129, respectively.
AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of original contract purchase. If a particular state allows a longer "free look" period, then such state law will be followed for Participants residing in that state. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:

       Flexible Premium Contract            One Year Flexible Premium Contract

   Contract Year     Withdrawal Charge    Contract Year       Withdrawal Charge

        1                   10%                 1                    7%
        2                    9%                 2                    6%
        3                    8%                 3                    5%
        4                    7%                 4                    4%
        5                    6%                 5                    3%
        6                    5%                 6                    2%
        7                    4%                 7                    1%
        8                    3%                 8                    0%
        9                    2%
       10                    1%
       11                    0%

The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.
14
notes to financial statements (continued)

3.Accumulation Unit Value
The change in the Net Asset Value per unit for the six months ended June 30, 1998 is:

                    6/30/98         12/31/97      Change
              ------------------ -------------- ----------
Series Fund:
  Equity       $   9.683689      $  8.902288       8.8%
  Money Market     1.139111         1.118656       1.8%
  Bond             6.544276         6.331288       3.4%
  Managed          8.338671         7.809842       6.8%
  Tactical         7.462556         6.900921       8.1%
Fidelity:
  High Income      8.097861         7.775151       4.2%
  Growth          10.994666         9.286787      18.4%
  Overseas         7.556327         6.557107      15.2%
  Asset Manager    8.261061         7.606226       8.6%
  Index 500       12.616266        10.811089      16.7%
  Equity Income    9.370283         8.530417       9.8%
Contrafund        10.274169         8.855954      16.0%
American Century:
  VP Capital
   Appreciation    5.870001         5.855008       0.3%
  VP International 8.841692         7.100007      24.5%
Alger:
  American Growth 10.536373         8.344870      26.3%
Calvert:
  Social Mid-Cap
   Growth          9.653488         8.041824      20.0%
T. Rowe Price:
  Equity Income    9.553063         9.040136       5.7%
PBHG:
  Growth II        5.834342         5.330245       9.5%
  Technology  &
   Communications  5.761053         5.161663      11.6%

4.  Cost of Investments
    The cost of investments at June 30, 1998, is:

Series Fund:
 Equity            $ 9,683,503
 Money Market        5,123,070
 Bond                3,551,583
 Managed             8,555,808
 Tactical            4,344,472
Fidelity:
 High Income         6,145,867
 Growth             14,494,168
 Overseas            2,051,103
 Asset Manager      16,422,440
Fidelity (continued):
 Index 500         $23,617,896
 Equity Income      12,016,264
 Contrafund         12,703,805
American Century:
 VP Capital
  Appreciation       1,965,546
 VP International    3,588,650
Alger:
 American Growth    18,349,877
Calvert:
 Social Mid-Cap
  Growth           $ 2,320,438
T. Rowe Price:
 Equity Income      22,734,922
PBHG:
 Growth II           1,013,533
 Technology &
  Communications       605,675
15
notes to financial statements (continued)

5.  Net Assets
    Net Assets at June 30, 1998, are:

                                   Series Fund
             -------------------------------------------------------------------
                Equity      Money Market      Bond         Managed    Tac. Asset

Proceeds from
units sold  $10,149,566   $53,677,994   $ 6,999,355   $ 9,147,418   $ 4,472,511
Cost of units
redeemed     (1,100,192)  (48,895,524)   (3,722,136)   (1,193,969)     (456,806)
Net investment
income (loss)   122,199       340,600       237,680       332,692       226,316
Net realized
gain (loss)     511,930             0        36,685       269,666       102,451
Unrealized gain
(loss) on
investments   2,109,341             0        29,067       936,664       293,191
              ----------  ---------  ---------  ---------  ---------  ---------
            $11,792,844   $ 5,123,070   $ 3,580,651   $ 9,492,471   $ 4,637,663


                                     Fidelity
             -------------------------------------------------------------------
               High Income     Growth       Overseas    Asset Manager  Index 500
             -------------  ------------  ------------  ------------- ----------
Proceeds from
units sold  $ 6,802,780   $14,817,676   $ 2,906,879   $15,940,821   $25,010,827
Cost of units
redeemed     (1,514,928)   (3,196,063)   (1,205,432)   (2,001,833)   (3,581,562)
Net investment
income (loss)   673,502     2,058,502       202,339     2,189,672       749,774
Net realized
gain (loss)     184,514       814,053       147,317       293,780     1,438,857
Unrealized gain
 (loss) on
 investments    (12,312)    2,651,434       132,869       758,231     5,580,961
             -------------------------------------------------------------------
            $ 6,133,556   $17,145,602   $ 2,183,972   $17,180,671   $29,198,857




                       Fidelity                American Century         Alger
             ---------------------------  --------------------------  ----------
                                           VP Capital    VP American
             Equity-Income   Contrafund   Appreciation  International   Growth
             -------------  ------------  ------------  ------------  ----------

Proceeds from
units sold  $13,384,214   $13,472,991   $ 4,785,150   $ 5,008,104   $17,710,579
Cost of units
redeemed     (3,027,095)   (2,272,242)   (2,822,474)   (1,973,401)   (3,225,373)
Net investment
income (loss) 1,128,722       679,739       211,210       179,537     2,981,370
Net realized
gain (loss)     530,423       823,316      (208,340)      374,410       883,301
Unrealized gain
 (loss) on
 investments  1,628,149     2,974,521      (127,038)      376,188     3,138,684
             -------------  ------------  ------------  ------------  ----------
            $13,644,413   $15,678,325   $ 1,838,508   $ 3,964,838   $21,488,561


                Calvert    T. Rowe Price             PBHG
             -------------  ------------  ---------------------------
             Social Mid-Cap                             Technology &
               Growth      Equity Income   Growth II   Communications
             -------------  ------------  ------------  -------------
Proceeds from
units sold  $ 2,510,730   $23,970,255   $ 2,290,603   $ 1,190,910
Cost of units
redeemed       (430,451)   (3,411,038)   (1,253,415)     (565,633)
Net investment
income (loss)   161,262     1,051,641        (7,746)       (4,903)
Net realized
gain (loss)      78,897     1,124,064       (15,909)      (14,698)
Unrealized gain
 (loss)on
 investments    498,101     2,958,927        88,111        38,708
             -------------  ------------  ------------  -------------
            $ 2,818,539   $25,693,849   $ 1,101,644   $   644,384

16
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